Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2018	$ 89	$ 156,714	$ (238)	$ 22,571	$ 179,136
Balance (in Shares) at Dec. 31, 2018	35,065,200
Issuance of ordinary shares in a secondary offering, net of issuance costs	$ 14	130,296			130,310
Issuance of ordinary shares in a secondary offering, net of issuance costs (in Shares)	4,991,000
Exercise of options and vesting of restricted stock units	$ 2	5,899			5,901
Exercise of options and vesting of restricted stock units (in Shares)	628,140
Share-based compensation		6,614			6,614
Warrants to customers		5,094			5,094
Other comprehensive income/loss			1,081		1,081
Net income				10,167	10,167
Balance at Dec. 31, 2019	$ 105	304,617	843	32,738	338,303
Balance (in Shares) at Dec. 31, 2019	40,684,340
Issuance of ordinary shares in a secondary offering, net of issuance costs	$ 14	162,531			162,545
Issuance of ordinary shares in a secondary offering, net of issuance costs (in Shares)	4,689,941
Exercise of options and vesting of restricted stock units	$ 2	5,658			5,660
Exercise of options and vesting of restricted stock units (in Shares)	614,332
Share-based compensation		10,036			10,036
Warrants to customers		5,366			5,366
Other comprehensive income/loss			1,890		1,890
Net income				(4,783)	(4,783)
Balance at Dec. 31, 2020	$ 121	488,208	2,733	27,955	519,017
Balance (in Shares) at Dec. 31, 2020	45,988,613
Issuance of ordinary shares in a secondary offering, net of issuance costs	$ 10	341,755			341,765
Issuance of ordinary shares in a secondary offering, net of issuance costs (in Shares)	3,042,845
Exercise of options and vesting of restricted stock units	$ 2	4,848			4,850
Exercise of options and vesting of restricted stock units (in Shares)	588,324
Share-based compensation		15,133			15,133
Warrants to customers		25,423			25,423
Other comprehensive income/loss			(2,162)		(2,162)
Net income				15,527	15,527
Balance at Dec. 31, 2021	$ 133	$ 875,367	$ 571	$ 43,482	$ 919,553
Balance (in Shares) at Dec. 31, 2021	49,619,782